LORD ABBETT AFFILIATED FUND, INC.

90 Hudson Street

Jersey City, New Jersey 07302-3973

March 5, 2015

VIA EDGAR

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, D.C. 20549-4720

Re:	Lord Abbett Affiliated Fund, Inc. (the “Registrant”)
1933 Act File No. 002-10638
1940 Act File No. 811-00005

Ladies/Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, please be advised that there are no changes to the prospectus and the statement of additional Information contained in Post-Effective Amendment No. 109 to the above-referenced Registrant’s Registration Statement on Form N-1A filed pursuant to Rule 485(b) with the Securities and Exchange Commission on February 26, 2015.

Any communications relating to this filing should be directed to the undersigned at (201) 827-2577.

Sincerely,

/s/ Judy Krebs

Judy Krebs

Paralegal

Lord, Abbett & Co. LLC